INCOME TAXES (Details 1)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%
State income taxes, net of federal benefit	7.00%	7.00%
Non-deductible items	24.40%	2.20%
Valuation allowance	3.60%	25.80%
Effective income tax rate	0.00%	0.00%